Net Income/Loss Per Share (EPS):	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 8 – Net Income/Loss Per Share (“EPS”):

Basic earnings per share (“EPS”) and Diluted EPS for the three-month period ended April 30, 2013 have been computed by dividing the net income available to common stockholders for the period by the weighted average shares outstanding and the diluted weighted average shares outstanding during that period, respectively. Per the treasury method of calculating Diluted EPS, 204,230,062 shares representing outstanding stock options and warrants which have an exercise price lower than the average market price for the quarter ended April 30, 2013 are included in the calculation of EPS. In addition, 17,699,999 shares underlying the remaining Series D convertible preferred stock have been added to the Diluted EPS calculation. All remaining outstanding stock options and warrants which have out-of-the-money exercise prices, representing 43,927,358 incremental shares in aggregate, have been excluded from the April 30, 2013 computation of Diluted EPS, as they are anti-dilutive.

Basic earnings per share (“EPS”) and Diluted EPS for the three-month period ended April 30, 2012 have been computed by dividing the net income available to common stockholders for the period by the weighted average shares outstanding and the diluted weighted average shares outstanding during that period, respectively. Per the treasury method of calculating Diluted EPS, 4,076 shares representing outstanding stock options which have an exercise price lower than the average market price for the quarter ended April 30, 2012 are included in the calculation of EPS. All remaining outstanding stock options and warrants which have out-of-the-money exercise prices and common stock underlying convertible preferred stock, representing 95,111,892 incremental shares in aggregate, have been excluded from the April 30, 2012 computation of Diluted EPS, as they are anti-dilutive.

Basic EPS and Diluted EPS for the nine-month periods ended April 30, 2013 and 2012 have been computed by dividing the net loss available to common stockholders for the period by the weighted average shares outstanding during that period. All outstanding stock options, non-vested restricted stock, warrants and common stock underlying convertible preferred stock, representing 277,647,594 incremental shares at April 30, 2013 and 95,115,968 incremental shares at April 30, 2012, have been excluded from the respective computations of Diluted EPS as they are anti-dilutive, due to the losses generated during those periods.

Note 16 - Net Loss per Share:

Basic loss per share (“EPS”) and Diluted EPS for the years ended July 31, 2012, 2011 and 2010 have been computed by dividing the net loss available to common stockholders for each respective period by the weighted average shares outstanding during that period. All outstanding options, warrants, non-vested restricted stock and shares to be issued upon conversion of the outstanding convertible preferred stock, representing approximately 94,643,712, 115,875,372 and 44,892,383 incremental shares, have been excluded from the respective 2012, 2011 and 2010 computation of diluted EPS as they are anti-dilutive due to the losses generated.